MARKETABLE SECURITIES (Investments In Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 4,804	$ 9,705
Gross unrealized Gains	1,076	1,088
Gross unrealized Losses	(41)	(117)
Fair value	5,839	10,676
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	4,804	9,146
Gross unrealized Gains	1,076	1,087
Gross unrealized Losses	(41)	(117)
Fair value	5,839	10,116
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		559
Gross unrealized Gains		1
Gross unrealized Losses
Fair value		$ 560